UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22723

Bluepoint Investment Series Trust
(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor
New York, NY 10017
(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 9th Floor
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 389-8713

Date of fiscal year end: September 30

Date of reporting period: March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Bluepoint Trust

Financial Statements
(Unaudited)

For the Period February 1, 2013 (commencement of operations)
Through March 31, 2013

Bluepoint Trust

Financial Statements
(Unaudited)

For the Period February 1, 2013
(commencement of operations)
Through March 31, 2013

BLUEPOINT TRUST
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2013
Assets
Investments in securities, at fair value (cost $3,202,372)	$3,259,189
Due from broker	810
Receivable for investment securities sold	15,910
Dividends receivable	1,081
Net unrealized appreciation on total return swaps	788
Interest receivable	2

Total assets	3,277,780

Liabilities
Due to custodian	68,257
Payable for investment securities purchased	35,393
Management fees payable	7,559
Professional fees payable	1,039
Administration fees payable	708
Accrued expenses	825

Total liabilities	113,781

Net Assets	$3,163,999

Net assets
Represented by:
Shares of beneficial interest—$0.001 par value; unlimited shares authorized; 310,000 shares issued and outstanding	$3,100,000
Accumulated net investment gain/(loss)	(5,316)
Accumulated net realized gain/(loss) of investment transactions and total return swaps	11,710
Net unrealized gain/(loss) of investments and total return swaps	57,605

Net Assets	$3,163,999

Net asset value per share	$10.21

BLUEPOINT TRUST
SCHEDULE OF INVESTMENTS (Unaudited)

Shares		March 31, 2013 Fair Value
	Investments in Securities—103.01%
	Common Stocks—103.01%
	United States—103.01%
	Apparel Manufacturers—3.48%
650	Ralph Lauren Corp	$110,052

	Applications Software—5.60%
1,300	Red Hat Inc *	65,728
300	Salesforce.com Inc *	53,649
1,600	ServiceNow Inc *	57,920

		177,297

	Casino Hotels—3.16%
800	Wynn Resorts Ltd	100,128

	Commercial Services–Finance—2.99%
175	Mastercard Inc, Class A	94,698

	Computer Aided Design—2.04%
2,000	Aspen Technology Inc *	64,580

	Computers—4.20%
300	Apple Inc	132,789

	Computers–Integrated Systems—1.11%
600	Teradata Corp *	35,106

	Computers–Memory Devices—2.51%
3,320	EMC Corp	79,315

	Consulting Services—3.12%
1,600	Verisk Analytics Inc, Class A *	98,608

	Diversified Manufacturing Operations–3.16%
1,610	Danaher Corp	100,062

	E-Commerce / Products—8.88%
470	Amazon.com Inc *	125,250
2,870	eBay Inc *	155,611

		280,861

	E-Commerce / Services—2.36%
1,420	TripAdvisor Inc *	74,578

	Electronic Components–Semiconductors—3.34%
2,770	Xilinx Inc	105,731

	Electronic Design Automation—12.27%
11,900	Cadence Design Systems Inc *	165,767
6,200	Synopsys Inc *	222,456

		388,223

	Enterprise Software / Services—2.51%
2,300	Informatica Corp *	79,281

	Finance–Credit Card—3.11%
580	Visa Inc, Class A	98,507

	Internet Infrastructure Software—1.98%
3,100	TIBCO Software Inc *	62,682

BLUEPOINT TRUST
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		March 31, 2013 Fair Value
	Common Stocks (continued)
	United States (continued)
	Medical–Wholesale Drug Distribution—2.85%
1,750	AmerisourceBergen Corp	$90,038

	Multimedia—9.05%
4,400	News Corp, Class B	135,344
2,620	Time Warner Inc	150,964

		286,308

	Networking Products—3.17%
4,800	Cisco Systems Inc	100,368

	Retail–Discount—6.69%
900	Costco Wholesale Corp	95,499
2,400	Dollar Tree Inc *	116,232

		211,731

	Retail–Restaurants—1.75%
1,500	Dunkin’ Brands Group Inc	55,320

	Retail–Sporting Goods—3.27%
1,700	Cabela’s Inc *	103,326

	Semiconductor Components–Integrated Circuits—1.91%
1,300	Analog Devices Inc	60,437

	Semiconductor Equipment—2.97%
5,800	Teradyne Inc *	94,076

	Television—5.53%
3,750	CBS Corp, Class B	175,087

	Total United States (cost $3,202,372)	$3,259,189

	Total Common Stock (cost $3,202,372)	$3,259,189

	Total Investment Securities (cost $3,202,372)—103.01%	$3,259,189

	Other Liabilities in Excess of Assets—(3.01%)	$(95,190)

	Net Assets—100.00%	$3,163,999

*	Non-income producing security.

BLUEPOINT TRUST
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities – By Industry	March 31, 2013 Percentage of Net Assets (%)
Apparel Manufacturers	3.48
Applications Software	5.60
Casino Hotels	3.16
Commercial Services – Finance	2.99
Computer Aided Design	2.04
Computers	4.20
Computers – Integrated Systems	1.11
Computers – Memory Devices	2.51
Consulting Services	3.12
Diversified Manufacturing Operations	3.16
E-Commerce / Products	8.88
E-Commerce / Services	2.36
Electronic Components – Semiconductors	3.34
Electronic Design Automation	12.27
Enterprise Software / Services	2.51
Finance - Credit Card	3.11
Internet Infrastructure Software	1.98
Medical - Wholesale Drug Distribution	2.85
Multimedia	9.05
Networking Products	3.17
Retail – Discount	6.69
Retail – Restaurants	1.75
Retail – Sporting Goods	3.27
Semiconductor Components – Integrated Circuits	1.91
Semiconductor Equipment	2.97
Television	5.53

Total Investments in Securities	103.01%

BLUEPOINT TRUST
SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount	Maturity Date		March 31, 2013 Unrealized Gain/(Loss)
	Swap Contracts—0.02%
	Total Return Swap Contracts—0.02%
	E-Commerce/Products—0.11%
$98,815	3/13/2015	Rakuten Inc.	$3,397

Agreement with Morgan Stanley, dated 03/12/2013 to receive the total return of the shares of Rakuten Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.50%.

	Semiconductor Components—Integrated Circuits—(0.12)%
215,849	2/5/2015	QUALCOMM Inc.	(3,678)

Agreement with Morgan Stanley, dated 02/05/2013 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Web Portals/ISP—0.03%
162,484	2/5/2015	Google Inc, Class A	1,069

Agreement with Morgan Stanley, dated 02/05/2013 to receive the total return of the shares of Google Inc, Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Total Swap Contracts		$788

BLUEPOINT TRUST
SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts – By Industry	March 31, 2013 Percentage of Net Assets (%)
E-Commerce/Products	0.11%
Semiconductor Components – Integrated Circuits	(0.12%)
Web Portals/ISP	0.03%

Total Swap Contracts	0.02%

BLUEPOINT TRUST
STATEMENT OF OPERATIONS (Unaudited)

For the period February 1, 2013 (commencement of operations) through March 31, 2013
Investment Income
Dividends	$4,554
Interest	4

Total investment income	4,558

Expenses
Management fees	7,559
Professional fees	1,039
Administration fees	708
Trustees’ fees	310
Transfer agent fees	258

Total expenses	9,874

Net investment loss	(5,316)

Realized and unrealized gain/(loss) from investment activities and total return swaps
Realized gain/(loss) from investment activities and total return swaps
Investment securities	(5,986)
Total return swaps	17,696

Net realized gain/(loss) from investment activities total return swaps	11,710

Net unrealized gain/(loss) from investment activities	56,817
Net unrealized gain/(loss) of total return swaps	788

Net unrealized gain/(loss) from investment activities and total return swaps	57,605

Net realized and unrealized gain/(loss) from investment activities and total return swaps	69,315

Net increase in net assets resulting from operations	$63,999

BLUEPOINT TRUST
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

For the period February 1, 2013 (commencement of operations) through March 31, 2013
From operations:

Net investment loss	$(5,316)
Net realized gain/(loss) from investment activities and total return swaps	11,710
Net unrealized gain/(loss) from investment activities and total return swaps	57,605

Net increase/(decrease) in net assets resulting from operations	63,999

From transactions in shares:
Net proceeds from sale of shares	3,100,000

Net increase in net assets from transactions in shares	3,100,000

Net increase in net assets	3,163,999

Net assets at beginning of period	—

Net assets at end of period	$3,163,999

Accumulated Undistributed Net Investment Loss	$(5,316)

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2013 (Unaudited)

1. Organization

Bluepoint Trust (the “Fund”), a series of Bluepoint Investment Series Trust, a Delaware Statutory Trust (the “Trust”), was formed on July 6, 2012 and has unlimited authorized capital of shares of beneficial interest (“Shares”), par value $0.001 per Share. The Fund commenced operations on February 1, 2013. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is commonly known as a “mutual fund.” SilverBay Capital Management LLC (the “Adviser”) serves as the investment adviser of the Fund. The Adviser is controlled by its managing member, Alkeon Capital Management, LLC (“Alkeon”). Each of the Adviser and Alkeon is registered with the SEC as an investment adviser.

The Fund’s investment objective is to seek capital appreciation. The Fund pursues this objective by investing its assets primarily in equity securities of U.S. and foreign companies that the Adviser believes are well positioned to benefit from demand for their products or services, including companies that can innovate or grow rapidly relative to their peers in their markets. The Fund may use derivatives, consisting of total return swaps, to achieve indirect investment exposure to a security or market. The Fund may also use these instruments to seek to increase returns by increasing exposures to particular securities or markets (i.e., leverage). This may be considered a speculative investment practice. Total return swaps may also be used for hedging purposes. The Fund does not anticipate committing more than 30% of its total assets to investments in derivative instruments. For this purpose, “committing” refers to the posting of collateral required by a counterparty to cover the positions, and any profit or loss thereon. Although not expected to be an integral part of the Fund’s principal investment strategies, the Fund, from time to time, may enter into short sale transactions involving U.S. and foreign securities in an effort to enhance returns and for speculative investment purposes. It is expected that at no time will more than 50% of the Fund’s total assets (measured at the time of entering into a position) be represented by short sales.

The Fund offers multiple classes of shares. The Fund offers Class A, Class C, Class I and Class W Shares. All Share classes have identical voting, dividend and liquidation rights. Class A and Class C Shares are offered to the general public for investment, primarily through authorized securities brokers and other financial intermediaries. Class A Shares are subject to a maximum sales load of 5.75% based on the initial investment amount, and they are the only class of Shares of the Fund that are subject to such a charge. Class C Shares, which are not subject to any sales charges at the time of purchase, are subject to a contingent deferred sales charge (“CDSC”) of 1.00% for Shares sold within 12 months of purchase. The CDSC, which applies only to Class C Shares, is assessed on an amount equal to the lesser of the then market value of the Shares or the historical cost of the Shares (which is the amount actually paid for the Shares at the time of original purchase) being redeemed. Class I Shares are offered primarily for investors who are able to make a significant minimum initial investment. Class I Shares may also be offered for investments by personnel of the Adviser and its affiliates, and members of their immediate families, and as may be determined by the board of trustees of the Trust (the “Board”). Class W Shares are primarily offered for qualified retirement plans and investors who are clients of investment advisors, consultants, broker dealers and other financial intermediaries who: (a) charge such clients fees for advisory, investment, consulting or similar services or (b) have entered into an agreement with the Distributor to offer Class W Shares.

The Board has overall responsibility for the management and supervision of the operations of the Fund. The Board has delegated responsibility for management of the Fund’s day-to-day operations to the Adviser. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The persons comprising the Board (the “Trustees”) are not required to invest in the Fund or to own Shares. A majority of the Trustees are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2013 (Unaudited) (continued)

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires (hereafter referred to as “authoritative guidance”) the Adviser to make estimates and assumptions in determining the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Adviser believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

The following is a summary of the significant accounting policies of the Fund:

a. Revenue Recognition

Securities transactions, including related revenue and expenses, are recorded on a trade date basis. Dividends are recorded on the ex-dividend date, net of foreign withholding tax. Interest income and expense are recorded on the accrual basis.

The Fund amortizes premium and accretes discount on bonds using the effective yield method.

b. Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the NYSE in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Board.

Domestic exchange traded equity securities (other than options) other than those that trade on NASDAQ are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities sold short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. (EST) adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold short) as reported by that exchange.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser under the supervision of the Board in accordance with authoritative guidance.

Debt securities (other than convertible securities) are valued in accordance with the procedures described above, which with respect to these securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Adviser monitors the reasonableness of valuations provided by the pricing service.

If in the view of the Adviser, the bid price of a listed option or debt security (or ask price in the case of any such security sold short) does not fairly reflect the market value of the security, the security may be valued at fair value in good faith pursuant to procedures adopted by the Board.

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2013 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value, taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board.

The Fund follows authoritative guidance for fair value measurement. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the two months ended as of March 31, 2013.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments and the Schedule of Swap Contracts.

The Financial Accounting Standards Board (“FASB”) issued Codification Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Active Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04). ASU 2011-04 expands the qualitative and quantitative fair value disclosure requirements for fair value measurements categorized in Level 3 of the fair value hierarchy and requires a description of the valuation processes in place and a description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. The adoption of ASU 2011-04 did not have a material impact on the Fund’s financial statements.

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2013 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

The following is a summary of the inputs used, as of March 31, 2013 in valuing the Fund’s investments at fair value.

	Level 1	Level 2	Level 3	Balance March 31, 2013
Assets
Common Stock	$3,259,159	$—	$—	$3,259,159

Total Return Swaps	—	788	—	$788

Total Assets	$3,259,159	$788	$—	$3,259,947

c. Cash and Cash Equivalents

The Fund considers all financial instruments that mature within three months of the date of purchase as cash equivalents. Amounts may at times exceed federally insured limits.

d. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with authoritative guidance. To the extent these differences are permanent, such amounts are reclassified within the capital account based on their federal tax basis treatment; temporary differences do not require such reclassification.

e. Income Taxes

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended (the “Code”). To qualify as a regulated investment company, the Fund must comply with certain requirements relating to, among other things, the sources of its income and diversification of its assets. If the Fund so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain, but not net capital gain, which is the excess of net long-term capital gain over net short-term capital loss) and meets certain other requirements, it will not be required to pay federal income taxes on any income it distributes to shareholders. The Fund intends to distribute at least the minimum amount necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gain distributed to shareholders.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date. At March 31, 2013, the Fund had no deferred tax liability.

It is the Fund’s policy to meet the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2013 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

f. Due to/from Broker

Due to/from broker consists of U.S. dollar cash balances held at the Fund’s prime broker. The Fund is charged interest on cash it borrows at agreed upon rates with its prime broker. The amount due from broker primarily represents receivables for funds held by the broker which result from proceeds of short sales and cash proceeds from the unwind of swap positions. It is the Fund’s policy to monitor the credit standing of the broker and other financial institutions with which it conducts business.

3. Management Fee

Under the terms of an Investment Advisory Agreement, the Adviser serves as the investment adviser to the Fund, subject to the supervision of the Board of Trustees, and will be responsible for the day-to-day investment management of the Fund. In consideration of management services provided by the Adviser and for services provided by the Adviser or an affiliate for certain administrative services, the Fund pays the Adviser a monthly management fee computed at the annual rate of 1.50% of the Fund’s average daily net assets (the “Management Fee”), which is due and payable in arrears within five business days after the end of each month. This fee is accrued daily as an expense to be paid out of the Fund’s assets and has the effect of reducing the net asset value of the Fund. During the period ended March 31, 2013, Management Fees totaled $7,559, of which $7,559 remained payable to the Adviser at the end of the reporting period and is included on the Statement of Assets and Liabilities.

4. Distribution Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan which allows the Fund to pay distribution and service fees for the sale and distribution, or services to shareholders, of Class A, Class C and Class W Shares of the Fund. Distribution fees are paid on an ongoing basis out of the Fund’s assets attributable to the Shares, these fees will increase the cost of your investment over time. Class A Shares will pay distribution and service fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. Class C Shareholders will pay distribution and service fees at an annual rate not to exceed 1.00% of the average daily net assets of the Fund. Class W Shareholders will pay distribution and service fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund.

5. Administration Fee, Related Party and Other

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Fund’s administrator and provides various administration, fund accounting, investor accounting and taxation services to the Fund. BNY Mellon also provides transfer agency services to the Fund. In consideration of the administration and accounting services, the Fund pays BNY Mellon a monthly asset-based fee. The Fund also reimburses BNY Mellon for certain out-of-pocket expenses.

The Bank of New York Mellon serves as the primary custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with domestic and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies), approved by the Board in accordance with the requirements set forth in Section 17(f) of the 1940 Act and the rules adopted thereunder. Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of a custodian.

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2013 (Unaudited) (continued)

5. Administration Fee, Related Party and Other (continued)

Mainsail Group, L.L.C. (previously defined as the “Underwriter”), an underwriter under the federal securities laws, serves as underwriter of the Fund’s Shares on a best efforts basis. Pursuant to the terms of the underwriter’s distribution agreement with the Fund, the Underwriter may retain unaffiliated brokers or dealers (i.e. “Selling Agents”) to assist in the distribution of Shares. For the period ended March 31, 2013, the Underwriter did not receive compensation from the Fund.

Each Independent Trustee receives an annual retainer of $10,000 plus reimbursement of reasonable out of pocket expenses. Trustees who are “interested persons” do not receive any annual or other fee from the Fund. Trustees who are “interested persons” are reimbursed by the Fund for all reasonable out-of- pocket expenses incurred in performing their duties. The Officers of the Fund serve without compensation.

6. Indemnifications and Financial Guarantees

The Fund has entered into several contracts that contain routine indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund believes the likelihood of a claim being made is remote.

7. Securities Transactions

Aggregate purchases and sales of investment securities for the period ended March 31, 2013, amounted to $3,550,601 and $342,242 respectively.

8. Borrowings

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for liquidity purposes. Borrowings by the Fund (which do not include securities sold, not yet purchased and derivative transactions), subject to limitations of the 1940 Act, will not exceed 33 1/3 percent of the Fund’s total assets. Purchasing equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying (typically lower) percentages with respect to transactions in foreign markets. Borrowings to purchase equity securities typically will be secured by the pledge of those securities. Borrowing for investment purposes (a practice known as “leverage”) is a speculative investment practice and involves certain risks.

Although leverage can increase investment returns if the Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment returns if the Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will therefore magnify the impact of changes in the value of investments held by the Fund on the Fund’s net asset value and thus can increase the volatility of the Fund’s net asset value per Share. The Adviser expects that the Fund’s investment program will make frequent use of leverage.

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2013 (Unaudited) (continued)

9. Transactions in Shares

Transactions in Shares were as follows:

For the Period Ended March 31, 2013 Shares
Shares at the beginning of the period	—
Shares sold	310,000
Shares reinvested	—
Shares repurchased	—

Net increase (decrease)	310,000

Shares at the end of the period	310,000

As of March 31, 2013, the Investment Adviser and its affiliates own 310,000 shares of the Fund.

10. Principal and Non-Principal Fund Investment Practices and Their Risks

Although the Fund’s principal investment strategy is to invest primarily in equity securities U.S. and foreign companies, the Fund may invest its asset in other types of securities and in other asset classes when, in the judgment of the Adviser (subject to any policies established by the Board), such investments present opportunities for the Fund to achieve its investment objective, taking into account the availability of equity investment opportunities, market conditions, the relative risk/reward analysis of other investments compared to equity securities and such other considerations as the Adviser deems appropriate.

Authoritative guidance on disclosures about derivative instruments and hedging activities requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The realized gain/(loss) on swap contracts is reflected on the Statement of Operations within these financial statements. The net change in unrealized appreciation/(depreciation) on swap contracts is reflected on the Statement of Operations and Schedule of Swap Contracts within these financial statements. Option contracts serve as components of the Fund’s investment strategies and are utilized to structure investments to enhance the performance of the Fund.

a. Registered Investment Companies and Exchange-Traded Funds

The Fund may also invest in shares of other registered investment companies and exchange-traded funds. These investment companies invest in securities that are consistent with the Fund’s investment objective and strategies. By investing in other investment companies, the Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. These investments also involve risks generally associated with investments in securities: the risk that the general level of prices, or that the prices of securities within a particular sector, may increase or decline, thereby affecting the value of the shares of the investment companies.

There was no activity of registered investment companies and exchange-traded funds in the Fund during the period ended March 31, 2013.

b. Borrowings

In addition to the permissible borrowings described above as part of the Fund’s principal investment strategies, the Fund, as a non-principal strategy, may borrow money for liquidity purposes (e.g., to meet redemptions), subject to the same one-third limitation on all borrowings.

There was no activity in such borrowing in the Fund during the period ended March 31, 2013.

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2013 (Unaudited) (continued)

10. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c. Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of seeking capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional,” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved. Total return swaps are where one party exchanges a cash flow indexed (on a long or short basis) to a non-money market asset (e.g., an equity security).

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets and Liabilities.

The average notional amounts of swap contracts was $414,846 during the period ended March 31, 2013, which is indicative of the volume of activity of swap contracts during the period.

d. Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities.

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2013 (Unaudited) (continued)

10. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

d. Call and Put Options on Individual Securities (continued)

There was no activity of the above-mentioned investments in the Fund during the period ended March 31, 2013.

e. Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

There was no activity of the above-mentioned investments in the Fund during the period ended March 31, 2013.

BLUEPOINT TRUST
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2013 (Unaudited) (concluded)

11. Financial Highlights

For the Period February 1, 2013 (commencement of operations) through March 31, 2013
Net asset value per Share, beginning of period	$10.00
Income from investment operations (a):
Net investment loss	(0.02)
Net realized and unrealized gain/(loss) from investment activities and total return swaps	0.23

Total income/(loss) from investment operations	0.21

Net asset value per Share, end of period	$10.21

Total return (b) (c) (e)	2.10%
Ratios/supplemental data:
Net assets (dollars in thousands), end of period	3,164
Average net assets (dollars in thousands), end of period	3,120
Ratio of expenses to average net assets (d) (e)	1.96%
Ratio of net investment loss to average net assets (d) (e)	(1.05%)
Portfolio turnover on investments in securities (c)	11.21%
Average debt ratio (d)	0.00%

(a)	Per share amounts presented are based on monthly shares outstanding throughout the period indicated.

(b)

Total return is calculated assuming an investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(c)	Non-annualized for periods less than one year.

(d)	Annualized for periods of less than one year.

(e)	The computation of such ratios for an individual shareholder may vary from these ratios due to timing of capital activity.

12. Subsequent Events

The Fund has evaluated the possibility of subsequent events existing in the Fund’s financial statements, and has determined that there are no material events that would require disclosure in the Fund’s financial statements.

BLUEPOINT TRUST
Supplemental Information
(Unaudited)

Disclosure of Portfolio Holdings: The Fund files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year. For the Fund, this would be for the fiscal quarters ending December 31 and June 30. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities: A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling collect (212) 389-8713 or on the SEC’s website at http://www.sec.gov.

Expense Example:

Actual
	Beginning Account Value February 1, 2013	Ending Account Value March 31, 2013	Expenses Paid During the Period[1]	Annualized Expense Ratio
Class A	$—	$—	$—	—%
Class C	$—	$—	$—	—%
Class I	$1,000.00	$1,021.00	$3.33	1.96%
Class W	$—	$—	$—	—%

	Hypothetical[2]
	Beginning Account Value February 1, 2013	Ending Account Value March 31, 2013	Expenses Paid During the Period[1]	Annualized Expense Ratio
Class A	$1,000.00	$1,024.42	$4.42	2.24%
Class C	$1,000.00	$1,017.79	$4.30	2.99%
Class I	$1,000.00	$1,026.64	$4.28	1.99%
Class W	$1,000.00	$1,024.42	$4.42	2.24%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 59/365 (to reflect the period from February 01, 2013, the commencement of operations, to March 31, 2013).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

Disclosure of Expenses:

As a shareholder of the Fund, you incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including management fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense example shown above (which is based on a hypothetical investment of $1,000 invested on February 1, 2013 and held through March 31, 2013) is intended to assist you both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The top half of the expense example provides information about actual account values and actual expenses. In order to estimate the expenses you paid during the period covered by this report, you can divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6) and then multiply the result by the number corresponding to your Fund and share class under the heading entitled “Expenses Paid During the Period.”

BLUEPOINT TRUST
Supplemental Information
(Unaudited) (continued)

The bottom half of the expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. In order to assist you in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help you determine the relative total expenses of owning different funds. If these transactional expenses were included, your expenses would have been higher.

Investment Advisory Agreement Approval: At the initial meeting held in person on September 20, 2012, the Board approved the investment advisory agreement between the Fund and the Adviser (the “Advisory Agreement”), for an initial term of two years. Also, by a unanimous vote, the Independent Trustees separately voted to approve the Advisory Agreement.

In considering whether to approve the Advisory Agreement, the Board reviewed various materials from Fund counsel and from the Adviser which included: (i) information concerning the services to be rendered to the Fund by the Adviser and the proposed fees to be paid by the Fund to the Adviser; (ii) information concerning the experience of the Adviser’s managing member, Alkeon; (iii) information concerning the performance of affiliated funds; (iv) information concerning the individuals who would be responsible for the day-to-day management and operation of the Fund’s assets; and (v) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) The Nature, Extent and Quality of Services to be Provided to the Fund.

The Board reviewed the proposed services that the Adviser would provide to the Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services that would be provided to the Fund, the Board discussed, in detail, with representatives of the Adviser, the performance of affiliated funds. In this regard, the Board also considered the experience of the individuals proposed to be responsible for the day-to-day management and operation of the Fund’s assets, including personnel of the Adviser and Alkeon. The Board noted that the Adviser, or Alkeon, would provide, at its own expense, facilities necessary for the operation of the Trust and would make certain of its personnel available to serve as the senior officers of the Trust, including the Chief Compliance Officer, the Principal Executive Officer and the Principal Financial Officer. The Trustees considered the Adviser’s obligation to provide oversight of third-party service providers and to monitor compliance with applicable Trust and Fund policies and procedures and adherence to the Fund’s investment restrictions. The Board also considered the Adviser’s representations regarding the adequacy of its financial condition and its financial wherewithal to provide quality services to the Fund, and the representations, in this regard, by Alkeon, in its capacity as sole member of the Adviser, including its commitment to providing or making available to the Adviser, on an ongoing basis, adequate resources (including capital and personnel) so as to provide meaningful and appropriate support for the operations of the Adviser, including enabling it to perform its obligations and provide quality services to the Fund. The Board observed the current level of services, resources and support being provided to ACAP Strategic Fund (the “Closed-End Fund”) by the Adviser, an affiliated fund on the board of which the Trustees also serve. The Board found it was reasonable to expect that the Fund would receive the services required from the Adviser under the Advisory Agreement and expressed satisfaction with the nature, extent and quality of services proposed to be provided.

BLUEPOINT TRUST
Supplemental Information
(Unaudited) (concluded)

(b) Investment Performance of the Fund and Adviser.

In connection with the evaluation of the services provided by the Adviser, the Trustees reviewed the historical investment performance generated by the Adviser for those investment vehicles, such as the Closed-End Fund, managed by Mr. Panayotis (“Takis”) Sparaggis, the proposed principal portfolio manager of the Fund and the lead member of the Adviser’s Investment Team. The Trustees discussed Mr. Sparaggis’ more than fifteen years of experience employing alternative investment strategies. The Trustees also took account of the performance of affiliated funds and, in particular, noted the performance of a private investment fund that Mr. Sparaggis is the portfolio manager of that has an investment program substantially similar to that of the Fund (the “Related Account”). The Trustees expressed satisfaction with the performance of the Related Account. They also considered that the Related Account is not registered under the 1940 Act and thus is not subject to certain investment limitations imposed by applicable securities laws which, if applicable, may have adversely affected the Related Account’s performance. In addition, the Trustees acknowledged that the Fund’s fees and expenses may be higher than those of the Related Account and that had the Related Account been subject to the Fund’s fee structure and investment limitations its returns may have been lower. They also observed that no affiliated fund operates as an open-end investment management company under the 1940 Act. Based on the foregoing, the Trustees expressed satisfaction with the level and quality of services proposed to be provided to the Fund.

(c) Cost of the Services to be Provided and Profits to be Realized by the Adviser from the Relationship with the Fund.

The Trustees reviewed the cost of services proposed to be provided by the Adviser and the fees paid under the Advisory Agreement. The Board noted that under the Advisory Agreement, the Fund will pay the Adviser a management fee of 1.50% on average annual net assets. The Trustees also considered information showing a comparison of the advisory fees and expense ratio of the Fund compared with fees and expenses of other similar 1940 Act-registered products, as well as fees of other funds and accounts advised or sub-advised by Alkeon. Although the Fund’s expense ratio was somewhat higher than the median ratio of the peer group of other 1940 Act funds presented in the materials, the Board was satisfied that the proposed fee structure was within the range of fees charged to other similar funds, including the Related Account. Based on its review, the Board concluded that the proposed level of the management fee was fair and reasonable in light of the extent and quality of services that the Fund would receive.

The Trustees then considered the proposed expenses incurred and profits expected to be realized by the Adviser and its affiliates from the relationship with the Fund. Based on the data provided, the Trustees concluded that the Adviser’s anticipated profitability level was not excessive.

(d) The Extent to Which Economies of Scale would be Realized as the Fund Grows and whether Fee Levels would Reflect Such Economies of Scale.

The Trustees noted that economies of scale may be realized when a fund’s assets increase significantly. Because the Fund does not have assets yet, the Trustees determined that they would revisit this issue as appropriate.

(e) Conclusion.

Based on all of the foregoing, and such other matters that were deemed relevant, the Board found the proposed fee structure to be fair and reasonable in light of the services proposed to be provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Trustees, including all of the Independent Trustees, approved the Advisory Agreement for the initial two-year term.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bluepoint Investment Series Trust

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date      6/3/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date      6/3/2013

By (Signature and Title)*	/s/ George D. Mykoniatis
George D. Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date      6/3/2013

* Print the name and title of each signing officer under his or her signature.